Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2010 Fund
December 31, 2024
Z10-NPRT3-0325
1.9884233.107
Bond Funds - 67.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	39,737	383,862
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,753	71,879
Fidelity Series Corporate Bond Fund (a)	20,895	192,022
Fidelity Series Emerging Markets Debt Fund (a)	1,604	12,675
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	481	4,112
Fidelity Series Floating Rate High Income Fund (a)	272	2,449
Fidelity Series Government Bond Index Fund (a)	33,871	305,180
Fidelity Series High Income Fund (a)	285	2,456
Fidelity Series International Credit Fund (a)	8	63
Fidelity Series International Developed Markets Bond Index Fund (a)	13,979	121,341
Fidelity Series Investment Grade Bond Fund (a)	29,628	292,724
Fidelity Series Investment Grade Securitized Fund (a)	21,085	185,130
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,148	59,195
Fidelity Series Real Estate Income Fund (a)	248	2,439
TOTAL BOND FUNDS (Cost $1,683,910)		1,635,527

Domestic Equity Funds - 13.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,783	75,063
Fidelity Series Commodity Strategy Fund (a)	65	5,579
Fidelity Series Large Cap Growth Index Fund (a)	1,913	48,601
Fidelity Series Large Cap Stock Fund (a)	1,931	44,316
Fidelity Series Large Cap Value Index Fund (a)	5,673	92,526
Fidelity Series Small Cap Core Fund (a)	1,989	24,282
Fidelity Series Small Cap Opportunities Fund (a)	710	10,394
Fidelity Series Value Discovery Fund (a)	2,103	32,596
TOTAL DOMESTIC EQUITY FUNDS (Cost $251,211)		333,357

International Equity Funds - 15.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,410	22,115
Fidelity Series Emerging Markets Fund (a)	3,390	29,421
Fidelity Series Emerging Markets Opportunities Fund (a)	6,438	117,945
Fidelity Series International Growth Fund (a)	2,872	50,062
Fidelity Series International Index Fund (a)	1,620	19,196
Fidelity Series International Small Cap Fund (a)	2,178	35,281
Fidelity Series International Value Fund (a)	4,226	50,379
Fidelity Series Overseas Fund (a)	3,729	50,113
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $329,478)		374,512

Short-Term Funds - 2.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,428	14,250
Fidelity Series Treasury Bill Index Fund (a)	5,406	53,786
TOTAL SHORT-TERM FUNDS (Cost $67,502)		68,036

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $18,985)	4.58	18,985	18,984

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,351,086)	2,430,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	2,430,416

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	785,961	83,744	489,720	10,859	(22,415)	26,292	383,862	39,737
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	152,965	17,735	94,160	2,418	(18,557)	13,896	71,879	9,753
Fidelity Series Blue Chip Growth Fund	162,207	22,801	114,068	6,964	33,824	(29,701)	75,063	3,783
Fidelity Series Canada Fund	45,665	7,293	30,819	646	1,269	(1,293)	22,115	1,410
Fidelity Series Commodity Strategy Fund	37,165	11,422	42,549	693	(27,765)	27,306	5,579	65
Fidelity Series Corporate Bond Fund	431,448	31,656	263,950	7,579	(9,694)	2,562	192,022	20,895
Fidelity Series Emerging Markets Debt Fund	27,429	2,316	16,794	597	132	(408)	12,675	1,604
Fidelity Series Emerging Markets Debt Local Currency Fund	8,846	466	4,928	189	226	(498)	4,112	481
Fidelity Series Emerging Markets Fund	59,793	10,779	40,787	791	1,537	(1,901)	29,421	3,390
Fidelity Series Emerging Markets Opportunities Fund	239,991	41,746	167,353	2,374	7,465	(3,904)	117,945	6,438
Fidelity Series Floating Rate High Income Fund	5,281	482	3,292	194	25	(47)	2,449	272
Fidelity Series Government Bond Index Fund	630,859	53,313	368,000	8,693	(22,041)	11,049	305,180	33,871
Fidelity Series Government Money Market Fund	40,091	4,939	26,046	805	-	-	18,984	18,985
Fidelity Series High Income Fund	28,384	1,709	27,772	688	32	103	2,456	285
Fidelity Series International Credit Fund	60	3	-	3	-	-	63	8
Fidelity Series International Developed Markets Bond Index Fund	209,819	39,808	124,229	5,194	(3,496)	(561)	121,341	13,979
Fidelity Series International Growth Fund	114,551	18,409	76,375	2,026	11,371	(17,894)	50,062	2,872
Fidelity Series International Index Fund	43,373	6,089	28,574	554	3,428	(5,120)	19,196	1,620
Fidelity Series International Small Cap Fund	77,763	7,814	46,057	3,255	4,370	(8,609)	35,281	2,178
Fidelity Series International Value Fund	115,109	16,413	77,098	2,221	11,237	(15,282)	50,379	4,226
Fidelity Series Investment Grade Bond Fund	634,926	47,717	378,245	11,018	(20,906)	9,232	292,724	29,628
Fidelity Series Investment Grade Securitized Fund	418,760	30,077	255,158	7,457	(17,475)	8,926	185,130	21,085
Fidelity Series Large Cap Growth Index Fund	102,822	11,121	71,661	282	18,569	(12,250)	48,601	1,913
Fidelity Series Large Cap Stock Fund	108,881	11,491	77,606	3,434	14,255	(12,705)	44,316	1,931
Fidelity Series Large Cap Value Index Fund	194,637	28,332	128,203	2,651	9,658	(11,898)	92,526	5,673
Fidelity Series Long-Term Treasury Bond Index Fund	177,646	9,927	119,331	2,097	(26,456)	17,409	59,195	11,148
Fidelity Series Overseas Fund	114,825	16,007	75,841	1,092	12,280	(17,158)	50,113	3,729
Fidelity Series Real Estate Income Fund	5,110	411	3,101	128	(308)	327	2,439	248
Fidelity Series Short-Term Credit Fund	34,717	1,991	22,526	521	352	(284)	14,250	1,428
Fidelity Series Small Cap Core Fund	1,775	25,318	3,505	258	85	609	24,282	1,989
Fidelity Series Small Cap Opportunities Fund	48,156	3,806	39,466	1,092	6,501	(8,603)	10,394	710
Fidelity Series Treasury Bill Index Fund	116,695	17,374	80,389	2,268	(184)	290	53,786	5,406
Fidelity Series Value Discovery Fund	71,893	10,068	47,434	1,251	1,073	(3,004)	32,596	2,103
	5,247,603	592,577	3,345,037	90,292	(31,608)	(33,119)	2,430,416	252,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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